Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Current assets
Cash and cash equivalents	$ 1,762,171	$ 1,770,990	$ 1,160,881
Accounts receivable, net	191,296	118,429	224,444
Investment tax credits receivable	259,720	273,096	236,235
Other tax credits	40,724	53,107
Prepaid expenses	25,198	34,627	45,068
Total Current Assets	2,279,109	2,250,249	1,666,628
Investments	300,557	113,190	95,147
Long term deposits	9,722	9,722
Intangible assets	35,031	47,200
Property and equipment, net	33,871	38,880	65,844
Total Assets	2,658,290	2,459,241	1,827,619
Current liabilities
Accounts payable	23,790	30,974	26,858
Accrued liabilities	53,386	89,333	47,557
Deferred revenue	171,414	241,785	315,339
Total current liabiliities	248,590	362,092	389,754
Deferred rent			11,317
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable by the holder for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at March 31, 2012 and 2011.
Common shares, no par value, Unlimited authorized shares; 125,460,867 shares issued and outstanding as at March 31, 2012 and 125,460,867 shares as at March 31, 2011.	19,262,796	19,262,796	19,162,796
Additional paid-in capital	2,825,571	2,798,275	2,726,762
Accumulated deficit	(20,112,481)	(20,563,530)	(20,930,327)
Accumulated other comprehensive income	433,814	599,608	467,317
Total shareholders' equity	2,409,700	2,097,149	1,426,548
Total liability and equity	$ 2,658,290	$ 2,459,241	$ 1,827,619